Empower SP 500 Index Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent	17.64%	14.25%	14.63%
Investor
Prospectus [Line Items]
Average Annual Return, Percent	17.30%	13.85%	14.22%